Consolidated and Combined Statements of Equity (Deficit) - USD ($) shares in Thousands, $ in Thousands	Total	Total Madison Square Garden Entertainment Corp. Stockholders' Equity (Deficit)	Common Stock	Sphere Entertainment Co. Investment	Additional Paid-Capital	Treasury Stock	Accumulated deficit	Accumulated Other Comprehensive Loss	Non-redeemable Noncontrolling Interests
Balance at the beginning of the period at Jun. 30, 2020	$ 818,610	$ 815,166	$ 0	$ 846,274	$ 0	$ 0	$ 0	$ (31,108)	$ 3,444
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(219,308)	(218,614)		(218,614)					(694)
Other comprehensive loss	(2,490)	(2,490)						(2,490)
Comprehensive loss	(221,798)	(221,104)							(694)
Net decrease in Sphere Entertainment Co. Investment	(98,160)	(98,160)		(98,160)
Balance at the end of the period at Jun. 30, 2021	498,652	495,902	0	529,500	0	0	0	(33,598)	2,750
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(136,200)	(133,336)		(133,336)					(2,864)
Other comprehensive loss	(1,142)	(1,142)						(1,142)
Comprehensive loss	(137,342)	(134,478)							(2,864)
Net decrease in Sphere Entertainment Co. Investment	(362,899)	(362,899)		(362,899)
Balance at the end of the period at Jun. 30, 2022	(1,589)	(1,475)	$ 0	33,265	0	0	0	(34,740)	(114)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	76,044	76,597		105,294			(28,697)		(553)
Other comprehensive loss	(795)	(795)						(795)
Comprehensive loss	75,249	75,802							(553)
Share-based compensation	5,981	5,981			5,981
BCE Disposition	667								667
Net decrease in Sphere Entertainment Co. Investment	(105,794)	(105,794)		(105,794)
Issuance of common stock and reclassification of Sphere Entertainment Co. Investment (in shares)			519
Issuance of common stock and reclassification of Sphere Entertainment Co. Investment	(18,736)	(18,736)		(32,765)	11,996			1,514
Stock repurchases, inclusive of tax	(25,250)	(25,250)			(250)	(25,000)
Balance at the end of the period at Jun. 30, 2023	$ (69,472)	$ (69,472)	$ 519	$ 0	$ 17,727	$ (25,000)	$ (28,697)	$ (34,021)	$ 0